Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	iSign Solutions Inc.
Entity Central Index Key	0000727634
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Filer Category	Smaller Reporting Company